Employee Benefits (Tables)	12 Months Ended
Oct. 31, 2013
Compensation and Retirement Disclosure [Abstract]
Stock Option Activity
Stock option activity for the years ended October 31, 2012 and 2011 is as follows:

	Number of options	Weighted- average exercise price
Stock options outstanding at October 31, 2010	166,577	$7.62
Forfeited	(35,189)	9.54
Stock options outstanding at October 31, 2011	131,388	7.11
Forfeited	(131,388)	7.11
Stock options outstanding at October 31, 2012	—	$—

Restricted Stock Award Activity
A summary of the status of the Company’s nonvested shares granted to employees under the Amended 2011 Plan as of October 31, 2013, and changes during the year ended October 31, 2013, is as follows:

Nonvested shares	Shares	Weighted- average grant date fair value
Balance at October 31, 2012	590,153	$3.77
Granted	342,035	4.10
Vested	(333,720)	3.78
Forfeited	(3,950)	3.86
Balance at October 31, 2013	594,518	$3.95